Stock-based Compensation Plans - RSU Plans (Details) - RSUs CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD CAD / shares shares	Dec. 31, 2016 CAD CAD / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards paid out (shares) | shares	74,876	10,201
Awards paid out, weighted average exercise price (CAD per share) | CAD / shares	CAD 43.42
Total paid out	CAD 3
Unit with underlying value equivalent to common shares	1
Award vesting period	3 years
Expense recognized in earnings	CAD 8	CAD 2
Unrecognized compensation expense	CAD 11
Remaining weighted average period to recognize compensation expense (years)	2 years
Aggregate intrinsic value	CAD 22
Weighted average contractual life (years)	2 years
Volume weighted average share price (period)	5 days
Volume weighted average price, share price (CAD per share) | CAD / shares	CAD 46.01	CAD 41.46
Stock unit current liabilities	CAD 11	CAD 3